COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 16—COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Company leases office and fulfillment centers under non-cancelable operating leases. Some of these lease agreements provide for periodic rental increases based on contractually agreed rates. Rental expenses under the operating leases were RMB90,085, RMB84,862 and RMB104,078 (US$16,067) for the years ended December 31, 2013, 2014 and 2015, respectively.

 Future minimum lease payments under non-cancelable operating leases with initial terms of one year or more consist of the following:

Year ended December 31,	RMB	US$
2016	110,048	16,989
2017	92,512	14,281
2018	53,211	8,214
2019	31,537	4,868
2020	17,973	2,775
Thereafter	24,023	3,709
	329,304	50,836

Litigation, claims and assessments

The Company is subject to periodic legal or administrative proceedings in the ordinary course of business. Management does not expect the results of any of these actions to have a material adverse effect on the Company's business, results of operations or financial position. As of December 31, 2015, the Company has not accrued any contingent losses regarding such claims as the estimated costs were insignificant.

Capital commitments

The Company entered into construction agreements in connection with the construction of the proposed warehouse and office building in Tianjin, PRC. Total capital commitments contracted and reflected in the consolidated financial statements amounted to RMB7,491 (US$1,156) as of December 31, 2015. All of these capital commitments are to be fulfilled by December 31, 2016.

As of December 31, 2015, future minimum capital commitments under non-cancelable construction contracts were as follows:

Year ended December 31,	RMB	US$
2016	7,491	1,156
	7,491	1,156

Copyright contract

The Company entered into copyright contract to acquire sole agency of some books and will be required to pay minimum committed amount during the contract period. This agreement will mature in November 2020.

Year ended December 31,	RMB	US$
2016	3,208	496
2017	14,667	2,264
2018	16,500	2,547
2019	16,500	2,547
2020	15,125	2,335
	66,000	10,189